Fair Value of Financial Instruments and Derivatives Instruments, detail 3(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Level 1
Derivative [Line Items]
Derivative instruments- asset position	$ 0	$ 0
Derivative instruments- liability position	0	0
Significant Other Observable Inputs (Level 2)
Derivative [Line Items]
Derivative instruments- asset position	455	762
Derivative instruments- liability position	1,558	4,002
Level 3
Derivative [Line Items]
Derivative instruments- asset position	0	0
Derivative instruments- liability position	$ 0	$ 0